Interim Condensed Consolidated Statements of Financial Position (Current Period Unaudited) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Current assets
Cash	$ 12,056,908	$ 36,230,343
Short-term investments	70,000,000	30,000,000
Interest receivable	181,407	575,499
Sales tax and other receivables	168,459	94,497
Income tax and tax credits receivable	1,044,285	977,901
Prepaid expenses	4,609,489	3,023,125
Total current assets	88,060,548	70,901,365
Non-current assets
Long-term investments	25,000,000	75,000,000
Long-term prepaid expenses	733,058	775,757
Property and equipment	18,987	33,084
Intangible assets	1,570,486	1,715,192
Total non-current assets	27,322,531	77,524,033
Total assets	115,383,079	148,425,398
Current liabilities
Accounts payable and accrued liabilities	8,792,166	6,718,666
Total liabilities	8,792,166	6,718,666
Equity
Common shares	230,659,692	230,659,692
Contributed surplus	6,319,484	2,659,348
Deficit	(130,388,263)	(91,612,308)
Total equity	106,590,913	141,706,732
Total equity and liabilities	$ 115,383,079	$ 148,425,398